Subsequent Events (Details)															12 Months Ended
		Feb. 23, 2026 shares	Feb. 05, 2026 shares	Feb. 04, 2026 $ / shares shares	Feb. 03, 2026 shares	Jan. 28, 2026 USD ($) $ / shares shares	Jan. 27, 2026 shares	Dec. 26, 2025 $ / shares shares	Dec. 03, 2025	Dec. 01, 2025 USD ($) m²	Nov. 27, 2025	Nov. 15, 2025 USD ($) m²	Dec. 26, 2024 $ / shares shares	Oct. 31, 2022 shares	Oct. 31, 2025 $ / shares shares	Jan. 30, 2026 shares	Oct. 31, 2024 $ / shares shares	Jun. 29, 2024 shares
Subsequent Events [Line Items]
Shares issued and sold														5,000,000
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares																		25,000,000
Shares issued and sold	[1]														27,488
Wuxi Suning Commercial Management Co., Ltd [Member]
Subsequent Events [Line Items]
Rent expense (in Dollars) | $												$ 1,845
Subsequent Event [Member]
Subsequent Events [Line Items]
Incorporated date									Dec. 03, 2025		Nov. 27, 2025
Incorporated state											People’s Republic of China
Area square meter (in Square Meters) | m²										44		48
Shares issued and sold						21,875,000
Share price (in Dollars per share) | $ / shares						$ 0.112
Public offering (in Dollars) | $						$ 2,450,000
Number of holder		11	1	11	1		1
Shares of warrant		1,125,121	12,379	900,000	32,000		36,000
Subsequent Event [Member] | Wuxi Suning Commercial Management Co., Ltd [Member] | First Year [Member]
Subsequent Events [Line Items]
Rent expense (in Dollars) | $												$ 8,587
Subsequent Event [Member] | Wuxi Suning Commercial Management Co., Ltd [Member] | Second Year [Member]
Subsequent Events [Line Items]
Rent expense (in Dollars) | $												$ 9,864
Subsequent Event [Member] | Wuxi Yinggeka Shopping Center Co., Ltd [Member]
Subsequent Events [Line Items]
Rent expense (in Dollars) | $										$ 13,133
Subsequent Event [Member] | Wuxi Yinggeka Shopping Center Co., Ltd [Member] | First Year [Member]
Subsequent Events [Line Items]
Rent expense (in Dollars) | $										6,455
Subsequent Event [Member] | Wuxi Yinggeka Shopping Center Co., Ltd [Member] | Second Year [Member]
Subsequent Events [Line Items]
Rent expense (in Dollars) | $										$ 6,478
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares															296,488		119,000
Share price (in Dollars per share) | $ / shares															$ 0.001		$ 0.001
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares		1,125,121	12,379	900,000												36,000
Shares issued and sold						196,875,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares						$ 0.112
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued and sold				32,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares															381,000		381,000
Share price (in Dollars per share) | $ / shares															$ 0.001		$ 0.001
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized share capital				3,000,000
Share price (in Dollars per share) | $ / shares				$ 0.00002
Minimum [Member] | Subsequent Event [Member] | 2025 Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Voting rights								1
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares				150,000,000,000
Minimum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares				120,000,000,000
Share price (in Dollars per share) | $ / shares				$ 0.00002
Voting rights				1
Minimum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member] | 2025 Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Authorized share capital								300,000
Ordinary shares								12,000,000,000
Share price (in Dollars per share) | $ / shares								$ 0.00002
Voting rights								20
Minimum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares				30,000,000,000
Share price (in Dollars per share) | $ / shares				$ 0.00002
Voting rights				20
Minimum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | 2025 Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Ordinary shares								3,000,000,000
Share price (in Dollars per share) | $ / shares								$ 0.00002
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares				3,000,000,000
Share price (in Dollars per share) | $ / shares				$ 0.001
Maximum [Member] | Subsequent Event [Member] | 2025 Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Authorized share capital								3,000,000
Voting rights								1
Maximum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares				2,400,000,000
Share price (in Dollars per share) | $ / shares				$ 0.001
Voting rights				1
Maximum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member] | 2025 Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Ordinary shares								120,000,000,000
Share price (in Dollars per share) | $ / shares								$ 0.00002
Maximum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares				600,000,000
Share price (in Dollars per share) | $ / shares				$ 0.001
Voting rights				20
Maximum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | 2025 Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Ordinary shares								30,000,000,000
Share price (in Dollars per share) | $ / shares								$ 0.00002
Voting rights								20
Initial Public Offering [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued and sold													1,200,000
Share price (in Dollars per share) | $ / shares													$ 4
Initial Public Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued and sold						21,875,000
Public offering (in Dollars) | $						$ 2,244,000
Xinzhan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ownership interest									100.00%

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)